SIGNIFICANT ACCOUNTING POLICIES - Schedule of Intangible Assets (Details)	Jun. 30, 2026
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	10 years
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	10 years
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	10 years
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	50 years